INCOME TAX EXPENSE - Schedule of Components of Income Tax Expense (Recovery) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Current tax
Current tax	$ 206	$ 237	$ 483	$ 502
Deferred tax
Deferred tax expense (income)	73	106	97	215
Income tax expense	$ 279	$ 343	$ 580	$ 717